LEASE OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Summary of additional information about leasing activities for lessee

	December 31, 2022	December 31, 2021
Lease obligations	$480.1	$364.6
Less: Interest	101.3	56.3
	378.8	308.3
Less: Current portion of lease obligations	51.5	50.9
Non-current portion of lease obligations	$327.3	$257.4

Schedule of maturities of operating lease payments

2023	$68.9
2024	60.9
2025	51.8
2026	120.5
2027	23.6
Thereafter	154.4
$480.1